Condensed Consolidated Statements of Financial Position - SEK (kr) kr in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Non-current assets
Intangible assets	kr 460,304	kr 399,418	kr 438,397
Equipment	7,034	6,309	1,078
Right-of-use assets	29,586	33,300	7,759
Non-current financial assets	5,807	3,915	3,942
Deferred tax assets	5,420	4,196	885
Total non-current assets	508,151	447,138	452,060
Current assets
Inventories	730	889
Accounts receivable	38,100
Other current receivables	14,773	11,343	17,713
Prepaid expenses and accrued income	49,739	45,032	9,563
Cash	846,799	955,507	709,306
Total current assets	950,142	1,012,772	736,582
TOTAL ASSETS	1,458,293	1,459,910	1,188,643
Equity
Share capital	2,364	2,094	1,998
Additional paid-in-capital	2,539,458	2,459,741	2,141,445
Retained earnings, including net loss for the period	(1,820,728)	(1,453,554)	(1,212,237)
Equity attributable to equity holders of the Parent Company	721,094	1,008,281	931,206
Non-controlling interests			32,172
Total equity	721,094	1,008,281	963,378
Non-current liabilities
Provisions	8,859	17,712	15,135
Contingent consideration	59,559	54,399	51,330
Deferred tax liabilities	32,259	30,856	33,261
Non-current interest-bearing liabilities	437,392	189,164
Lease liabilities	20,635	24,052	3,478
Total non-current liabilities	558,705	316,183	103,204
Current liabilities
Accounts payable	81,666	67,971	59,263
Other current liabilities	15,893	13,922	8,991
Accrued expenses and deferred revenue	80,935	53,553	53,806
Total current liabilities	178,494	135,446	122,060
TOTAL EQUITY AND LIABILITIES	kr 1,458,293	kr 1,459,910	kr 1,188,643